Related party transactions (Details 1) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Issuance of units for Board of Directors' fees		$ 189
Total		347,834	$ 353,078
Director [Member]
Related Party Transaction [Line Items]
Issuance of units for Board of Directors' fees	[1]	189	0
Hoegh LNG and Subsidiaries [Member]
Related Party Transaction [Line Items]
Equity: Cash contribution from Höegh LNG	[2]	1,257	6,596
Total		$ 1,446	$ 6,596

[1]	Effective June 3, 2016, a total of 10,650 common units of the Partnership were awarded to non-employee directors as compensation for directors’ fees under the Höegh LNG Partners LP Long Term Incentive Plan.
[2]	Cash contribution from Höegh LNG: As described under “Indemnifications” below, Höegh LNG made indemnification payments to the Partnership which were recorded as contributions to equity.